Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 4) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary of amount due from related parties
Amounts due from related parties	$ 39,625	[1]	$ 39,350	[1]	$ 5,332,193	[2]
Summary of amount due to related parties
Amounts due to related parties	768,313	[1]	621,077	[1]	115,535	[3]
Ningbo Kunde [Member]
Summary of amount due from related parties
Amounts due from related parties					5,181,809
Jiangdong Jihe [Member]
Summary of amount due from related parties
Amounts due from related parties					112,459
Mr. Tao [Member]
Summary of amount due from related parties
Amounts due from related parties	39,625		39,350		37,925
Zhenhai Jinchi [Member]
Summary of amount due to related parties
Amounts due to related parties					115,416
Ningbo Xinhe [Member]
Summary of amount due from related parties
Amounts due from related parties
Summary of amount due to related parties
Amounts due to related parties	$ 768,313		$ 621,077		$ 119

[1]	Note 22
[2]	Note 24
[3]	Note 25